Trade Payables	12 Months Ended
Jun. 30, 2026
Trade Payables [Abstract]
TRADE PAYABLES

10. TRADE PAYABLES

	June 30, 2026	June 30, 2025
	RM	RM
Current
Trade payables	-	9,220,900

(a)	Trade payables are classified as financial liabilities measured at amortized cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group range from 30 to 180 days. (June 30, 2025: 30 to 180 days).

(c)	The maturity profile of the trade payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.